Cash Flow Information (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Interest Paid [Abstract]
Interest Paid	$ 100.2	$ 97.3	$ 105.3
Less amount capitalized	57.1	37.3	14.7
Interest, net	43.1	60.0	90.6
Income taxes paid	535.2	488.5	915.0
Increase (decrease) in accounts payable during the period reported in Investing Activities that arose from acquiring or constructing property, plant and equipment	$ 100.1	$ 67.2	$ 50.0